CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and equivalents	$ 1,000	$ 1,235
Inventory
Total Current Assets	1,000	1,235
OTHER ASSETS:
Intellectual Property	6,862	6,862
Total Assets	7,862	8,097
CURRENT LIABILITIES:
Accounts Payable
Accrued Liabilties	4,693	10,725
Advances from Related Parties
Total Current Liabilities	4,693	10,725
Long-term Liabilities
Note Payable - Consultant
Total Long-term Liabilities
Total Liabilities	4,693	10,725
STOCKHOLDERS' EQUITY/(DEFICIT):
Preferred Stock, par value $0.001; 10,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2011 and December 31, 2010
Common stock, par value $.001; 500,000,000 shares authorized; 14,377,500 shares issued and outstanding as of December 31, 2011 and 12,850,000 shares issued and outstanding as of December 31, 2010	14,378	12,850
Additional Paid in Capital	218,647	143,800
Deficit accumulated during the development stage	(229,856)	(159,278)
Total Stockholders' Equity (Deficit)	3,169	(2,628)
Total Liabilities and Stockholders' Equity/(Deficit)	$ 7,862	$ 8,097